Segment Information - Summary of Financial Information by Geographical Area (Parenthetica)l (Detail) - Sales revenue [Member] - Canpotex customer [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Latin America [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	32.00%	31.00%
China [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	22.00%	22.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	14.00%	10.00%
Other Asian markets [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	25.00%	27.00%
Other markets [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	7.00%	10.00%